Dividends to shareholders (Tables)	12 Months Ended
Dec. 31, 2017
Dividends to shareholders
Summary of dividends to shareholders

	2017	2016	2015	2017	2016	2015
	Per share	Per share	Per share	$m	$m	$m
Final	$ 1.90	$ 1.90	$ 1.90	2,404	2,402	2,400
Interim	$ 0.90	$ 0.90	$ 0.90	1,139	1,138	1,137
Total	$ 2.80	$ 2.80	$ 2.80	3,543	3,540	3,537

Reconciliation of dividends paid

	2017	2016	2015
	$m	$m	$m
Dividends charged to equity	3,543	3,540	3,537
Exchange (gains)/losses on payment of dividend	(4)	3	–
Hedge contracts relating to payment of dividends (cash flow statement)	(20)	18	(51)
Dividends paid (cash flow statement)	3,519	3,561	3,486